Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.
Entity Central Index Key	0000350181
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000027887
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Advisor Class
Trading Symbol	ATEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATEYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATEYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI Index (net)
01/15	$10,000	$10,000
07/15	$10,931	$10,520
07/16	$10,897	$10,473
07/17	$13,357	$12,260
07/18	$14,956	$13,604
07/19	$15,965	$14,005
07/20	$19,880	$15,013
07/21	$27,057	$19,995
07/22	$23,114	$17,899
07/23	$24,438	$20,209
07/24	$27,115	$23,649
01/25	$27,371	$25,392

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	0.94%	10.78%	9.61%	10.59%
MSCI ACWI Index (net)	7.37%	20.72%	11.04%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,746,094,046
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 5,852,762
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,746,094,046
# of Portfolio Holdings	52
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$5,852,762

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	30.6%
Industrials	20.1%
Financials	19.4%
Health Care	15.3%
Consumer Discretionary	6.5%
Utilities	3.7%
Energy	2.0%
Consumer Staples	1.3%
Short-Term Investments	1.5%
Other assets less liabilities	-0.4%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$63,428,224	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$54,498,248	3.1%
Flex Ltd.	$52,894,209	3.0%
Visa, Inc. - Class A	$49,861,101	2.9%
London Stock Exchange Group PLC	$46,936,412	2.7%
Salesforce, Inc.	$46,529,289	2.7%
Fiserv, Inc.	$46,051,086	2.6%
MercadoLibre, Inc.	$45,857,687	2.6%
Waste Management, Inc.	$43,736,588	2.5%
Veralto Corp.	$43,398,366	2.5%
Total	$493,191,210	28.2%

Country Breakdown

Value	Value
United States	60.9%
Brazil	6.4%
United Kingdom	6.0%
Japan	3.9%
Switzerland	3.7%
Canada	3.5%
Taiwan	3.1%
Ireland	2.4%
Hong Kong	1.9%
India	1.8%
Jersey (Channel Islands)	1.5%
Italy	1.5%
Netherlands	1.3%
Norway	1.0%
Short-Term Investments	1.5%
Other assets less liabilities	-0.4%

C000027884
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class A
Trading Symbol	ALTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALTFX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALTFX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI ACWI Index (net)
01/15	$9,575	$10,000
07/15	$10,453	$10,520
07/16	$10,395	$10,473
07/17	$12,709	$12,260
07/18	$14,195	$13,604
07/19	$15,114	$14,005
07/20	$18,774	$15,013
07/21	$25,488	$19,995
07/22	$21,719	$17,899
07/23	$22,906	$20,209
07/24	$25,351	$23,649
01/25	$25,559	$25,392

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	0.81%	10.50%	9.34%	10.32%
Class A (with sales charges)	-3.47%	5.80%	8.39%	9.84%
MSCI ACWI Index (net)	7.37%	20.72%	11.04%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,746,094,046
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 5,852,762
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,746,094,046
# of Portfolio Holdings	52
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$5,852,762

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	30.6%
Industrials	20.1%
Financials	19.4%
Health Care	15.3%
Consumer Discretionary	6.5%
Utilities	3.7%
Energy	2.0%
Consumer Staples	1.3%
Short-Term Investments	1.5%
Other assets less liabilities	-0.4%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$63,428,224	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$54,498,248	3.1%
Flex Ltd.	$52,894,209	3.0%
Visa, Inc. - Class A	$49,861,101	2.9%
London Stock Exchange Group PLC	$46,936,412	2.7%
Salesforce, Inc.	$46,529,289	2.7%
Fiserv, Inc.	$46,051,086	2.6%
MercadoLibre, Inc.	$45,857,687	2.6%
Waste Management, Inc.	$43,736,588	2.5%
Veralto Corp.	$43,398,366	2.5%
Total	$493,191,210	28.2%

Country Breakdown

Value	Value
United States	60.9%
Brazil	6.4%
United Kingdom	6.0%
Japan	3.9%
Switzerland	3.7%
Canada	3.5%
Taiwan	3.1%
Ireland	2.4%
Hong Kong	1.9%
India	1.8%
Jersey (Channel Islands)	1.5%
Italy	1.5%
Netherlands	1.3%
Norway	1.0%
Short-Term Investments	1.5%
Other assets less liabilities	-0.4%

C000027886
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class C
Trading Symbol	ATECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATECX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATECX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.76%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI ACWI Index (net)
01/15	$10,000	$10,000
07/15	$10,878	$10,520
07/16	$10,734	$10,473
07/17	$13,024	$12,260
07/18	$14,437	$13,604
07/19	$15,255	$14,005
07/20	$18,808	$15,013
07/21	$25,341	$19,995
07/22	$21,431	$17,899
07/23	$22,435	$20,209
07/24	$24,642	$23,649
01/25	$24,748	$25,392

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	0.43%	9.66%	8.52%	9.48%
Class C (with sales charges)	-0.48%	8.67%	8.52%	9.48%
MSCI ACWI Index (net)	7.37%	20.72%	11.04%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,746,094,046
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 5,852,762
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,746,094,046
# of Portfolio Holdings	52
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$5,852,762

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	30.6%
Industrials	20.1%
Financials	19.4%
Health Care	15.3%
Consumer Discretionary	6.5%
Utilities	3.7%
Energy	2.0%
Consumer Staples	1.3%
Short-Term Investments	1.5%
Other assets less liabilities	-0.4%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$63,428,224	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$54,498,248	3.1%
Flex Ltd.	$52,894,209	3.0%
Visa, Inc. - Class A	$49,861,101	2.9%
London Stock Exchange Group PLC	$46,936,412	2.7%
Salesforce, Inc.	$46,529,289	2.7%
Fiserv, Inc.	$46,051,086	2.6%
MercadoLibre, Inc.	$45,857,687	2.6%
Waste Management, Inc.	$43,736,588	2.5%
Veralto Corp.	$43,398,366	2.5%
Total	$493,191,210	28.2%

Country Breakdown

Value	Value
United States	60.9%
Brazil	6.4%
United Kingdom	6.0%
Japan	3.9%
Switzerland	3.7%
Canada	3.5%
Taiwan	3.1%
Ireland	2.4%
Hong Kong	1.9%
India	1.8%
Jersey (Channel Islands)	1.5%
Italy	1.5%
Netherlands	1.3%
Norway	1.0%
Short-Term Investments	1.5%
Other assets less liabilities	-0.4%

C000027890
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class I
Trading Symbol	AGTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGTIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGTIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Index (net)
01/15	$10,000	$10,000
07/15	$10,941	$10,520
07/16	$10,935	$10,473
07/17	$13,435	$12,260
07/18	$15,059	$13,604
07/19	$16,091	$14,005
07/20	$20,044	$15,013
07/21	$27,282	$19,995
07/22	$23,313	$17,899
07/23	$24,656	$20,209
07/24	$27,358	$23,649
01/25	$27,612	$25,392

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class I	0.94%	10.77%	9.62%	10.69%
MSCI ACWI Index (net)	7.37%	20.72%	11.04%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,746,094,046
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 5,852,762
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,746,094,046
# of Portfolio Holdings	52
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$5,852,762

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	30.6%
Industrials	20.1%
Financials	19.4%
Health Care	15.3%
Consumer Discretionary	6.5%
Utilities	3.7%
Energy	2.0%
Consumer Staples	1.3%
Short-Term Investments	1.5%
Other assets less liabilities	-0.4%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$63,428,224	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$54,498,248	3.1%
Flex Ltd.	$52,894,209	3.0%
Visa, Inc. - Class A	$49,861,101	2.9%
London Stock Exchange Group PLC	$46,936,412	2.7%
Salesforce, Inc.	$46,529,289	2.7%
Fiserv, Inc.	$46,051,086	2.6%
MercadoLibre, Inc.	$45,857,687	2.6%
Waste Management, Inc.	$43,736,588	2.5%
Veralto Corp.	$43,398,366	2.5%
Total	$493,191,210	28.2%

Country Breakdown

Value	Value
United States	60.9%
Brazil	6.4%
United Kingdom	6.0%
Japan	3.9%
Switzerland	3.7%
Canada	3.5%
Taiwan	3.1%
Ireland	2.4%
Hong Kong	1.9%
India	1.8%
Jersey (Channel Islands)	1.5%
Italy	1.5%
Netherlands	1.3%
Norway	1.0%
Short-Term Investments	1.5%
Other assets less liabilities	-0.4%

C000230903
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class Z
Trading Symbol	ATEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATEZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATEZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	MSCI ACWI Index (net)
07/21	$10,000	$10,000
01/22	$10,077	$9,968
07/22	$8,614	$8,923
07/23	$9,114	$10,074
07/24	$10,119	$11,789
01/25	$10,218	$12,658

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	Since Inception 7/27/2021
Class Z	0.98%	10.85%	0.62%
MSCI ACWI Index (net)	7.37%	20.72%	6.92%

Performance Inception Date	Jul. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,746,094,046
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 5,852,762
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,746,094,046
# of Portfolio Holdings	52
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$5,852,762

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	30.6%
Industrials	20.1%
Financials	19.4%
Health Care	15.3%
Consumer Discretionary	6.5%
Utilities	3.7%
Energy	2.0%
Consumer Staples	1.3%
Short-Term Investments	1.5%
Other assets less liabilities	-0.4%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$63,428,224	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$54,498,248	3.1%
Flex Ltd.	$52,894,209	3.0%
Visa, Inc. - Class A	$49,861,101	2.9%
London Stock Exchange Group PLC	$46,936,412	2.7%
Salesforce, Inc.	$46,529,289	2.7%
Fiserv, Inc.	$46,051,086	2.6%
MercadoLibre, Inc.	$45,857,687	2.6%
Waste Management, Inc.	$43,736,588	2.5%
Veralto Corp.	$43,398,366	2.5%
Total	$493,191,210	28.2%

Country Breakdown

Value	Value
United States	60.9%
Brazil	6.4%
United Kingdom	6.0%
Japan	3.9%
Switzerland	3.7%
Canada	3.5%
Taiwan	3.1%
Ireland	2.4%
Hong Kong	1.9%
India	1.8%
Jersey (Channel Islands)	1.5%
Italy	1.5%
Netherlands	1.3%
Norway	1.0%
Short-Term Investments	1.5%
Other assets less liabilities	-0.4%